Property and Equipment- Net Income before Income Taxes for Assets classified as Held for Sale (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended
	Feb. 05, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | Jackup Rigs In Saudi Arabia [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income before income taxes	$ 3,128	$ 9,768	$ 741	$ 15,176	$ 20,061